SEGMENTED INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
SEGMENTED INFORMATION
Net revenue	$ 78,175	$ 83,778
Cost of sales, inventory allowance, and fair value changes	60,936	58,054
Gross profit	17,239	25,724
Operating expenses	72,135	46,395
Loss from operations	(54,896)	(20,671)
Non-operating (income) expense	(5,862)	11
Net income (loss)	(49,034)	(20,682)
Total assets	344,684	167,576
Total liabilities	$ 85,246	40,190
Percentage of entity's revenue	10.00%
Canada
SEGMENTED INFORMATION
Net revenue	$ 67,206	83,642
Cost of sales, inventory allowance, and fair value changes	56,692	57,917
Gross profit	10,514	25,725
Operating expenses	61,599	46,254
Loss from operations	(51,085)	(20,529)
Non-operating (income) expense	(4,878)	11
Net income (loss)	(46,207)	(20,540)
Total assets	271,264	167,576
Total liabilities	72,354	40,190
Canada | Customer A
SEGMENTED INFORMATION
Net revenue	12,428	14,405
Canada | Customer B
SEGMENTED INFORMATION
Net revenue	12,099	12,661
Canada | Customer C
SEGMENTED INFORMATION
Net revenue	8,359	12,284
Canada | Customer D
SEGMENTED INFORMATION
Net revenue		12,177
United States and International
SEGMENTED INFORMATION
Net revenue	10,969	136
Cost of sales, inventory allowance, and fair value changes	4,244	137
Gross profit	6,725	(1)
Operating expenses	10,536	141
Loss from operations	(3,811)	(142)
Non-operating (income) expense	(984)
Net income (loss)	(2,827)	(142)
Total assets	73,420
Total liabilities	12,892
Domestic
SEGMENTED INFORMATION
Net revenue	67,206	83,642
Foreign
SEGMENTED INFORMATION
Net revenue	$ 10,969	$ 136